PROPERTY, PLANT AND EQUIPMENT	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
PROPERTY, PLANT AND EQUIPMENT [Text Block]

5. PROPERTY, PLANT AND EQUIPMENT

During the quarter ended June 30, 2012, the Company purchased assets in connection with the further development of the Borealis Project and also brought into service the ADR.

	June 30, 2012
		Accumulated
	Cost	Depreciation	Net Book Value
Mineral properties	$7,823,272	$265,872	$7,557,400
Borealis asset retirement obligation	1,533,158	53,140	1,480,018
Leach pad	1,897,882	325,365	1,572,517
Plant	5,822,237	235,746	5,586,491
ADR	3,168,448	12,343	3,156,105
Equipment	963,900	312,749	651,151
Property, plant and equipment total costs	$21,208,897	$1,205,215	$20,003,682

	March 31, 2012
		Accumulated
	Cost	Depreciation	Net Book Value
Mineral properties	$7,625,883	$193,038	$7,432,845
Borealis asset retirement obligation	1,533,158	38,866	1,494,292
Leach pad 1A	1,897,882	222,017	1,675,865
Plant	5,713,537	144,839	5,568,698
Construction in progress, ADR	2,910,023	-	2,910,023
Equipment	769,314	285,642	483,672
Property, plant and equipment total costs	$20,449,797	$884,402	$19,565,395

Total depreciation, depletion and amortization for the quarter ended June 30, 2012, was $331,642.

During the three month period ended June 30, 2012, $35,799 of interest expense was capitalized to the Company’s construction of its ADR.

6. PROPERTY, PLANT AND EQUIPMENT

During year ended March 31, 2012, the Company purchased and constructed assets in connection with the construction of the Borealis Project and also began construction of the Adsorption Desorption and Refining (ADR) plant through the debt financing that was completed on July 27, 2011.

	March 31, 2012
		Accumulated
	Cost	Depreciation	Net Book Value
Mineral properties	$7,625,883	$193,038	$7,432,845
Borealis asset retirement obligation	1,533,158	38,866	1,494,292
Leach pad 1A	1,897,882	222,017	1,675,865
Plant	5,713,537	144,839	5,568,698
Construction in progress, ADR	2,910,023	-	2,910,023
Equipment	769,314	285,642	483,672
Property, plant and equipment total costs	$20,449,797	$884,402	$19,565,395

Total depreciation, depletion and amortization for the year ended March 31, 2012 was $654,988.

	March 31, 2011
		Accumulated
	Cost	Depreciation	Net Book Value
Mineral properties	$1,890,166	$-	$2,651,069
Equipment	340,963	231,702	109,261
Property, plant and equipment total costs	$2,231,129	$231,702	$2,760,330

Total depreciation and amortization for the year ended March 31, 2011 was $51,919.

On June 6, 2011, the Company commenced construction of Phase 1A of the Borealis Project. The majority of construction of Phase 1A was completed late in the Company’s second quarter. Construction activities included building a new leach pad, barren and pregnant solution ponds, carbon columns, roads and infrastructure. Direct costs of materials, labor, equipment and supplies used in construction activities are capitalized during the period they are incurred. Additionally, certain indirect costs have been capitalized during the period. Interest expense of $292,496 was capitalized to the Borealis Project during the year ended March 31, 2012.